SUPPLEMENT DATED MAY 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 1989

                              THE EQUITY PROTECTOR

The following information modifies and supplements information provided on page 4 of the Prospectus under the heading "7. How are Net Premiums Allocated?" and on pages 12-13 under the heading "Investments of the Series Account - WRL Series Fund":

         Beginning May 1, 2000, you may direct the money in your Policy into six new Sub-Accounts of the WRL Series Life Account. Each Sub-Account invests exclusively in a new Portfolio of the WRL Series Fund, Inc. ("WRL Fund") or the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP
II), or Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds"). The investment objectives of these new Portfolios are summarized below. There is no assurance that any of the Portfolios will achieve its stated objective. More detailed information, including a description of risks, can be found in the WRL Fund and Fidelity VIP Funds Prospectuses, which accompany this Supplement, and should be read carefully.

--------------------------------------------------------------------------------------------------

PORTFOLIO                           SUB-ADVISER               INVESTMENT OBJECTIVE
---------                           -----------               --------------------
WRL GREAT COMPANIES -         Great Companies, L.L.C.  Seeks long-term growth of capital.
AMERICA(SM)

WRL GREAT COMPANIES -         Great Companies, L.L.C.  Seeks long-term growth of capital.
TECHNOLOGY(SM)

WRL VALUE LINE                Value Line, Inc.         Seeks long-term growth of capital.
AGGRESSIVE
GROWTH

FIDELITY VIP EQUITY -         Fidelity Management &    Seeks reasonable income by investing
INCOME PORTFOLIO -            Research Company         primarily in income-producing
SERVICE CLASS 2                                        equity securities.

FIDELITY VIP II -             Fidelity Management &    Seeks long-term capital appreciation
CONTRAFUND(R)PORTFOLIO -      Research Company         by investing primarily in a broad
SERVICE CLASS 2                                        variety of common stocks, using
                                                       both growth-oriented and contrarian
                                                       disciplines.

FIDELITY VIP III              Fidelity Management &    Seeks capital growth by investing in a wide
GROWTH OPPORTUNITIES          Research Company         range of common domestic and foreign
PORTFOLIO - SERVICE CLASS 2                            stocks, and securities convertible into
                                                       common stocks.
--------------------------------------------------------------------------------------------------

In addition, effective May 1, 2000, the WRL GE/Scottish Equitable International Equity Portfolio of the WRL Fund in which you may currently invest through the Policy has changed its name. The new name is: WRL GE International Equity. The reason for the name change is because also effective May 1, 2000, GE Asset Management Incorporated will be the sole sub-adviser for this portfolio. See the WRL Fund prospectus for more details.

         Fidelity Management & Research Company ("FMR") located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Funds and manages the Fidelity VIP Funds in accordance with policies and guidelines established by the Fidelity VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regards to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fidelity VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

The following information replaces the third paragraph on page 5 of the Prospectus under the heading "11. What Charges are Assessed in Connection with the Policy?"

         The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.44% to 1.20%. See the Portfolio Annual Expense Table in this Supplement, and the Fund prospectuses.

         Our affiliate, AFSG Securities Corporation ("AFSG"), the principal underwriter for the Policies, will receive the 12-b fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experience by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

The following information is added to page 7, before the section entitled "Western Reserve And The Series Account" of the Prospectus:

     The information contained in both the explanation and "Hypothetical Illustrations" is out-of-date and should not be relied upon. In addition, current hypothetical illustrations for the new Portfolios are not included in Appendix A.

The following information represents both the actual annual expenses of the existing Portfolios incurred during 1999 (except as noted in the footnotes), and the estimated annual expenses, as a percentage of average net assets, of the new
Portfolios:

Fund Annual Expenses (1/) (as a percentage of average portfolio assets after fee waivers and expense reimbursements)

                                                                                        WRL
                           WRL J.P.                                         WRL         LKCM
                           Morgan      WRL           WRL        WRL         VKAM        Strategic
                           Money       Janus         Janus     AEGON        Emerging    Total
                           Market      Growth (2/) Global (3/)  Bond        Growth      Return
                           ------      ----------  ----------  -----        ------      ------
Management Fees             0.40%       0.80%       0.80%      0.45%        0.80%        0.80%
Other Expenses              0.04%       0.05%       0.12%      0.08%        0.07%        0.06%
12b-1 Fee                   N/A         N/A         N/A        N/A          N/A          N/A
  Total Annual Expenses     0.44%       0.85%       0.92%      0.53%        0.87%        0.86%



                           WRL                        WRL            WRL                             WRL
                           Alger          WRL         Federated      Dean           WRL              NWQ
                           Aggressive     AEGON       Growth &       Asset          C.A.S.E.         Value
                           Growth         Balanced    Income         Allocation     Growth           Equity
                           ------         --------    ------         ----------     ------           ------

Management Fees             0.80%          0.80%         0.75%        0.80%          0.80%             0.80%
Other Expenses              0.09%          0.09%         0.14%        0.07%          0.20%             0.10%
12b-1 Fee                   N/A            N/A           N/A          N/A            N/A               N/A
  Total Annual Expenses     0.89%          0.89%         0.89%        0.87%          1.00%             0.90%

                                                                                                 WRL J.P.
                             WRL GE                   WRL GE                 WRL Third           Morgan
                             International            U.S.                   Avenue              Real Estate
                             Equity (4/)              Equity                 Value               Securities
                             ---------                ------                 -----               ----------
Management Fees              1.00%                    0.80%                  0.80%               0.80%
Other Expenses               0.20%                    0.13%                  0.20%               0.20%
 12b-1 Fee                   N/A                      N/A                    N/A                 N/A
  Total Annual Expenses    1.20%                    0.93%                  1.00%               1.00%


                                                       WRL                                        WRL
                            WRL         WRL            T. Rowe       WRL                          Pilgrim
                            Goldman     Goldman        Price         T. Rowe         WRL          Baxter        WRL
                            Sachs       Sachs          Dividend      Price           Salomon      Mid Cap       Dreyfus
                            Growth (5/) Small Cap (5/) Growth (5/)   Small Cap(5/)  All Cap (5/) Growth (5/)   Mid Cap (5/)
                            ---------   ------------   ---------     ------------    ----------   ---------     ----------

Management Fees             0.90%       0.90%          0.90%         0.75%           0.90%        0.90%          0.85%
Other Expenses              0.10%       0.10%          0.10%         0.25%           0.10%        0.10%          0.15%
 12b-1 Fee                  N/A         N/A            N/A           N/A             N/A          N/A            N/A
  Total Annual Expenses     1.00%       1.00%          1.00%         1.00%           1.00%        1.00%          1.00%


                             WRL Value                WRL Great              WRL Great
                             Line Aggressive          Companies -            Companies -
                             Growth (6/)              America (SM) (6/)      Technology (SM) (6/)
                             ---------                -------------          ----------------

Management Fees              0.80%                    0.80%                  0.80%
Other Expenses               0.20%                    0.20%                  0.20%
12b-1 Fee                    N/A                      N/A                    N/A
  Total Annual Expenses      1.00%                    1.00%                  1.00%


                             Fidelity VIP             Fidelity VIP II        Fidelity VIP III
                             Equity-Income            Contrafund(R)          Growth Opportunities
                             Portfolio -              Portfolio -            Portfolio -
                             Service Class 2 (8/)     Service Class 2 (8/)   Service Class 2 (8/)
                             ------------------       ------------------     ------------------
Management Fees              0.48%                    0.58%                  0.58%
Other Expenses               0.10%                    0.12%                  0.13%
12b-1 Fee (7/)               0.25%                    0.25%                  0.25%
  Total Annual Expenses      0.83%                    0.95%                  0.96%

-----------------
1/ Effective January 1, 1997, the WRL Fund's Board authorized the WRL Fund to charge each Portfolio of the WRL Fund an annual 12b-1 fee of up to 0.15% of each Portfolio's average daily net assets. However, the WRL Fund will not deduct the fee from any Portfolio before April 30, 2001. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the WRL Fund prospectus for more detail.
2/ WRL Investment Management, Inc. ("WRL Management"), the WRL Fund's investment adviser, currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee - 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee - 0.75%). The fee table reflects estimated 2000 expenses because of the termination of the fee waiver. This waiver is voluntary and will be terminated June 25, 2000.
3/ WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee - 0.775%). This waiver is voluntary and will be terminated on June 25, 2000.

4/ The fee table reflects estimated 2000 expenses because the expense limit for this portfolio will be reduced from 1.50% to 1.20% effective May 1, 2000.
5/ Because these portfolios did not commence operations until May 3, 1999, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
6/ Because these Portfolios did not commence operations until May 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.
7/ The 12b-1 deducted for the Fidelity VIP Funds recovers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies will be remitted to AFSG, the principal underwriter for the Policies.
8/    Service Class 2 expenses are based on estimated expenses for the year
      2000.
9/ WRL Management has undertaken, until at least April 30, 2001, to pay expenses on behalf of the Portfolios of the WRL Fund to the extent normal operating expenses of a Portfolio exceed a stated percentage of each Portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999 and the expense ratio without the reimbursement are listed below for each portfolio:

-----------------------------------------------------------------------------
                                                                EXPENSE RATIO
   PORTFOLIO                            EXPENSE  REIMBURSEMENT      WITHOUT
                                         LIMIT      AMOUNT      REIMBURSEMENT
-----------------------------------------------------------------------------
WRL VKAM Emerging Growth                 1.00%     $    N/A           N/A
WRL T. Rowe Price Small Cap              1.00%       63,542          2.46%
WRL Goldman Sachs Small Cap              1.00%       60,555          5.57%
WRL Pilgrim Baxter Mid Cap Growth        1.00%       34,986          1.40%
WRL Alger Aggressive Growth              1.00%          N/A           N/A
WRL Third Avenue Value                   1.00%       10,734          1.06%
WRL Value Line Aggressive Growth         1.00%          N/A           N/A
WRL GE International Equity              1.20%      112,088          1.84%
WRL Janus Global                         1.00%          N/A           N/A
WRL Great Companies - Technology(SM)     1.00%          N/A           N/A
WRL Janus Growth                         1.00%          N/A           N/A
WRL Goldman Sachs Growth                 1.00%       49,677          2.68%
WRL GE U.S. Equity                       1.00%          N/A           N/A
WRL Great Companies - America(SM)        1.00%          N/A           N/A
WRL Salomon All Cap                      1.00%       53,174          2.87%
WRL C.A.S.E. Growth                      1.00%          N/A           N/A
WRL Dreyfus Mid Cap                      1.00%       34,541          4.89%
WRL NWQ Value Equity                     1.00%          N/A           N/A
WRL T. Rowe Price Dividend Growth        1.00%       46,989          2.35%
WRL Dean Asset Allocation                1.00%          N/A           N/A
WRL LKCM Strategic Total Return          1.00%          N/A           N/A
WRL J.P. Morgan Real Estate Securities   1.00%       51,924          2.69%
WRL Federated Growth & Income            1.00%          N/A           N/A
WRL AEGON Balanced                       1.00%          N/A           N/A
WRL AEGON Bond                           0.70%          N/A           N/A
WRL J.P. Morgan Money Market             0.70%          N/A           N/A
-----------------------------------------------------------------------------

         The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Portfolios of the Funds for the fiscal year ended December 31, 1999 (except as noted in the footnotes). Expenses of the Funds may be higher or lower in the future. For more information on the charges described in this table, see the Fund prospectuses, which accompany this prospectus.

The following is revised after the third paragraph on page 7 of the Prospectus under the heading "Western Reserve Life Assurance Co. of Ohio":

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

The following is added to the second paragraph on page 15 of the Prospectus under the heading "Allocation of Premiums and Cash Value - Transfers."

         You may make an unlimited number of "non-substantive" transfers in a Policy year among the subaccounts, although we do limit "substantive" transfers, as discussed in the following paragraph. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF FAXED TO A NUMBER OTHER THAN 727-299-1648.

         The Policy's transfer privilege is not intended to afford policyowners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can disrupt the management of the Portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at lest 30 days apart) from each Portfolio, except from WRL J.P. Morgan Money Market during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a Portfolio's operations or a service of movements between Portfolios. We will not limit non-substantive tranfers.

The following sentence is added to the following pages of the Prospectus and under the headings as indicated.

"The signature of the owner's spouse is required if the owner is a resident of:
Arizona, California, Idaho, Nevada, New Mexico, Washington or Wisconsin."

         Page 19 of the Prospectus under the heading "Policy Rights - Loan Privileges" after the third sentence.

         Page 20 of the Prospectus under the heading "Policy Rights - Surrender Privileges" after the second sentence.

         Page 23 of the Prospectus under the heading "General Provisions - Change of Owner or Beneficiary" and "General Provisions - Assignment."

The following is a new paragraph added to page 24 of the Prospectus under the heading "Distribution of the Policies":

         AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Policies as compensation for providing certain recordkeeping services.

The following paragraphs are added to page 27 under the heading "Tax Treatment of Policy Benefits - 3. Distributions from Policies Classified as Modified Endowment Contracts":

         If a Policy becomes a modified endowment contract ("MEC"), distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

         Policy Loans. If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

The following is a new section to be added to page 28 of the Prospectus under the heading "Federal Tax Matters":

SPECIAL RULES FOR 403(B) ARRANGEMENTS

         If this Policy is purchased by public school systems and certain tax-exempt organizations for their employees, then the federal, state and estate tax consequences could differ from those stated in the prospectus. A competent tax advisor should be consulted in connection with such purchase.

         Certain restrictions apply. The Policy must be purchased in connection with a tax-sheltered annuity described in section 403(b) of the Code. Premiums, distributions, and other transactions in connection with the Policy must be administered in coordination with the section 403(b) annuity.

         The amount of life insurance that may be purchased on behalf of a participant in a 403(b) plan is limited. The current cost of insurance for the net amount at risk is treated under the Code as a "current fringe benefit" and must be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually.

         If the plan participant dies while covered by the 403(b) plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value will not be taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.

         Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), which may impose additional requirements of Policy loans and other Policy provisions. Plan loans must also satisfy tax requirements in order to be treated as non-taxable. Plan loan requirements and provisions may differ from the Policy loan provisions stated in the prospectus. You should consult a qualified advisor regarding ERISA.

The fifth paragraph on page 33 of the Prospectus under the heading "APPENDIX A - ILLUSTRATION OF BENEFITS" is changed, as follows:

         The amounts we show for the death benefits, Cash Values and Net Surrender Values take into account (1) the daily charge for assuming mortality and expense risks assessed against each Sub-Account. This charge is equivalent to an annual charge of 0.90% of the average net assets of the Sub-Accounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.92% of the Portfolios' average daily net assets; and (3) all applicable premium expense charges and Cash Value charges using the current monthly Policy charge. The 0.92% average Portfolio expense level assumes an equal allocation of amounts among the 29 Sub-Accounts. We used annual audited expenses incurred during 1999 as shown in the tables on pages 2 and 3 of this Supplement to calculate the average annual expense level.

         Because WRL Great Companies - America(SM), WRL Great Companies - Technology(SM) and WRL Value Line Aggressive Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio
- Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual Portfolio expense level reflects estimated expenses for each of these Portfolios for 2000.

         During 1999, WRL Management undertook to pay normal operating expenses of certain Portfolios that exceeded a certain stated percentage of those Portfolios' average daily net assets. WRL Management has undertaken until April 30, 2001 to pay expenses to the extent normal operating expenses of certain portfolios of the WRL Fund exceed a stated percentage of the Portfolio's average daily net assets. For details on these expense limits, the amounts reimbursed by WRL Management during 1999, and the expense ratios without reimbursements, see the Portfolio Annual Expense Table at the beginning of this Supplement.

         Without these waivers and reimbursements, total annual expenses for the Portfolios would have been greater, and the illustrations would have assumed that the assets in the Portfolios were subject to an average annual expense level of 1.53%. Taking into account the assumed charges of 1.82%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.82%, 4.18%, and 10.18%.

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policy Owners of the WRL Series Life Account


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) at December 31, 1999, the results of each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.
[GRAPHIC OMITTED]


PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS





                                                               WRL             WRL              WRL               WRL
                                                           J.P. MORGAN        AEGON            JANUS             JANUS
                                                          MONEY MARKET        BOND            GROWTH            GLOBAL
                                                           SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................        58,182           2,559             17,348           12,035
                                                              ======           =====             ======           ======
  Cost ...............................................     $  58,182       $  29,390       $    743,669       $  257,249
                                                           =========       =========       ============       ==========
 Investment, at net asset value ......................     $  58,182       $  27,148       $  1,353,104       $  450,848
 Transfers receivable from depositor .................             0               0                853              650
                                                           ---------       ---------       ------------       ----------
  Total assets .......................................        58,182          27,148          1,353,957          451,498
                                                           ---------       ---------       ------------       ----------
LIABILITIES:
 Accrued expenses ....................................             0               0                  0                0
 Transfers payable to depositor ......................         2,112              19                  0                0
                                                           ---------       ---------       ------------       ----------
  Total liabilities ..................................         2,112              19                  0                0
                                                           ---------       ---------       ------------       ----------
  Net assets .........................................     $  56,070       $  27,129       $  1,353,957       $  451,498
                                                           =========       =========       ============       ==========
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................     $  56,070       $  27,129       $  1,353,957       $  451,498
 Depositor's equity ..................................             0               0                  0                0
                                                           ---------       ---------       ------------       ----------
  Net assets applicable to units outstanding .........     $  56,070       $  27,129       $  1,353,957       $  451,498
                                                           =========       =========       ============       ==========
 Policy Owners' units ................................         3,206           1,232              9,293           11,605
 Depositor's units ...................................             0               0                  0                0
                                                           ---------       ---------       ------------       ----------
  Units outstanding ..................................         3,206           1,232              9,293           11,605
                                                           =========       =========       ============       ==========
  Accumulation unit value ............................     $   17.49       $   22.01       $     145.70       $    38.91
                                                           =========       =========       ============       ==========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                               WRL              WRL              WRL
                                                              LKCM             VKAM             ALGER            WRL
                                                            STRATEGIC        EMERGING        AGGRESSIVE         AEGON
                                                          TOTAL RETURN        GROWTH           GROWTH          BALANCED
                                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................          6,332           13,205           10,626           1,436
                                                                =====           ======           ======           =====
  Cost ...............................................     $   90,108       $  343,339       $  206,459       $  17,378
                                                           ==========       ==========       ==========       =========
 Investment, at net asset value ......................     $  106,667       $  607,493       $  353,584       $  18,182
 Transfers receivable from depositor .................              0              637              594               1
                                                           ----------       ----------       ----------       ---------
  Total assets .......................................        106,667          608,130          354,178          18,183
                                                           ----------       ----------       ----------       ---------
LIABILITIES:
 Accrued expenses ....................................              0                0                0               0
 Transfers payable to depositor ......................              2                0                0               0
                                                           ----------       ----------       ----------       ---------
  Total liabilities ..................................              2                0                0               0
                                                           ----------       ----------       ----------       ---------
  Net assets .........................................     $  106,665       $  608,130       $  354,178       $  18,183
                                                           ==========       ==========       ==========       =========
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................     $  106,665       $  608,130       $  354,178       $  18,183
 Depositor's equity ..................................              0                0                0               0
                                                           ----------       ----------       ----------       ---------
  Net assets applicable to units outstanding .........     $  106,665       $  608,130       $  354,178       $  18,183
                                                           ==========       ==========       ==========       =========
 Policy Owners' units ................................          4,674            9,357            7,928           1,186
 Depositor's units ...................................              0                0                0               0
                                                           ----------       ----------       ----------       ---------
  Units outstanding ..................................          4,674            9,357            7,928           1,186
                                                           ==========       ==========       ==========       =========
  Accumulation unit value ............................     $    22.82       $    64.99       $    44.67       $   15.33
                                                           ==========       ==========       ==========       =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                              WRL
                                                           FEDERATED         WRL            WRL            WRL
                                                           GROWTH &      DEAN ASSET      C.A.S.E.          NWQ
                                                            INCOME       ALLOCATION       GROWTH       VALUE EQUITY
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................        1,594          2,746          1,751           2,087
                                                              =====          =====          =====           =====
  Cost ...............................................    $  19,647      $  36,698      $  25,553       $  28,559
                                                          =========      =========      =========       =========
 Investment, at net asset value ......................    $  17,383      $  33,309      $  27,504       $  26,650
 Transfers receivable from depositor .................            6              8              5              28
                                                          ---------      ---------      ---------       ---------
  Total assets .......................................       17,389         33,317         27,509          26,678
                                                          ---------      ---------      ---------       ---------
LIABILITIES:
 Accrued expenses ....................................            0              0              0               0
 Transfers payable to depositor ......................            0              0              0               0
                                                          ---------      ---------      ---------       ---------
  Total liabilities ..................................            0              0              0               0
                                                          ---------      ---------      ---------       ---------
  Net assets .........................................    $  17,389      $  33,317      $  27,509       $  26,678
                                                          =========      =========      =========       =========
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................    $  17,389      $  33,317      $  27,509       $  26,678
 Depositor's equity ..................................            0              0              0               0
                                                          ---------      ---------      ---------       ---------
  Net assets applicable to units outstanding .........    $  17,389      $  33,317      $  27,509       $  26,678
                                                          =========      =========      =========       =========
 Policy Owners' units ................................        1,117          2,128          1,657           1,895
 Depositor's units ...................................            0              0              0               0
                                                          ---------      ---------      ---------       ---------
  Units outstanding ..................................        1,117          2,128          1,657           1,895
                                                          =========      =========      =========       =========
  Accumulation unit value ............................    $   15.57      $   15.66      $   16.60       $   14.08
                                                          =========      =========      =========       =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS



                                                               WRL
                                                           GE/SCOTTISH                                           WRL
                                                            EQUITABLE           WRL              WRL         J.P. MORGAN
                                                          INTERNATIONAL          GE         THIRD AVENUE     REAL ESTATE
                                                              EQUITY        U.S. EQUITY         VALUE        SECURITIES
                                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................           489             1,669             329             78
                                                                 ===             =====             ===             ==
  Cost ...............................................      $  6,058         $  24,322        $  3,045        $   674
                                                            ========         =========        ========        =======
 Investment, at net asset value ......................      $  6,985         $  26,359        $  3,435        $   632
 Transfers receivable from depositor .................            28                57               0              0
                                                            --------         ---------        --------        -------
  Total assets .......................................         7,013            26,416           3,435            632
                                                            --------         ---------        --------        -------
LIABILITIES:
 Accrued expenses ....................................             0                 0               0              0
 Transfers payable to depositor ......................             0                 0              24              5
                                                            --------         ---------        --------        -------
  Total liabilities ..................................             0                 0              24              5
                                                            --------         ---------        --------        -------
  Net assets .........................................      $  7,013         $  26,416        $  3,411        $   627
                                                            ========         =========        ========        =======
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................      $  7,013         $  26,416        $  3,411        $   304
 Depositor's equity ..................................             0                 0               0            323
                                                            --------         ---------        --------        -------
  Net assets applicable to units outstanding .........      $  7,013         $  26,416        $  3,411        $   627
                                                            ========         =========        ========        =======
 Policy Owners' units ................................           475             1,468             322             38
 Depositor's units ...................................             0                 0               0             40
                                                            --------         ---------        --------        -------
  Units outstanding ..................................           475             1,468             322             78
                                                            ========         =========        ========        =======
  Accumulation unit value ............................      $  14.76         $   17.99        $  10.59        $  8.06
                                                            ========         =========        ========        =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS





                                                             WRL             WRL              WRL              WRL
                                                        GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE    T. ROWE PRICE
                                                            GROWTH        SMALL CAP     DIVIDEND GROWTH     SMALL CAP
                                                          SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................          83              31               53               69
                                                                ==              ==               ==               ==
  Cost ...............................................    $    858        $    325          $   505         $    784
                                                          ========        ========          =======         ========
 Investment, at net asset value ......................    $    972        $    346          $   491         $    924
 Transfers receivable from depositor .................           5               0               10                1
                                                          --------        --------          -------         --------
  Total assets .......................................         977             346              501              925
                                                          --------        --------          -------         --------
LIABILITIES:
 Accrued expenses ....................................           0               0                0                0
 Transfers payable to depositor ......................           0               2                0                0
                                                          --------        --------          -------         --------
  Total liabilities ..................................           0               2                0                0
                                                          --------        --------          -------         --------
  Net assets .........................................    $    977        $    344          $   501         $    925
                                                          ========        ========          =======         ========
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...............................    $    949        $    317          $   478         $    894
 Depositor's equity ..................................          28              27               23               31
                                                          --------        --------          -------         --------
  Net assets applicable to units outstanding .........    $    977        $    344          $   501         $    925
                                                          ========        ========          =======         ========
 Policy Owners' units ................................          84              28               52               72
 Depositor's units ...................................           3               3                3                3
                                                          --------        --------          -------         --------
  Units outstanding ..................................          87              31               55               75
                                                          ========        ========          =======         ========
  Accumulation unit value ............................    $  11.29        $  10.92          $  9.16         $  12.31
                                                          ========        ========          =======         ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS





                                                        WRL            WRL           WRL
                                                      SALOMON    PILGRIM BAXTER    DREYFUS
                                                      ALL CAP    MID CAP GROWTH    MID CAP
                                                    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares .........................................         34            285            30
                                                           ==            ===            ==
  Cost ...........................................   $    365       $  3,873      $    298
                                                     ========       ========      ========
 Investment, at net asset value ..................   $    383       $  5,051      $    322
 Transfers receivable from depositor .............          0             14            15
                                                     --------       --------      --------
  Total assets ...................................        383          5,065           337
                                                     --------       --------      --------
LIABILITIES:
 Accrued expenses ................................          0              0             0
 Transfers payable to depositor ..................          0              0             0
                                                     --------       --------      --------
  Total liabilities ..............................          0              0             0
                                                     --------       --------      --------
  Net assets .....................................   $    383       $  5,065      $    337
                                                     ========       ========      ========
NET ASSETS CONSISTS OF:
 Policy Owners' equity ...........................   $    356       $  5,065      $    312
 Depositor's equity ..............................         27              0            25
                                                     --------       --------      --------
  Net assets applicable to units outstanding .....   $    383       $  5,065      $    337
                                                     ========       ========      ========
 Policy Owners' units ............................         33            317            30
 Depositor's units ...............................          3              0             3
                                                     --------       --------      --------
  Units outstanding ..............................         36            317            33
                                                     ========       ========      ========
  Accumulation unit value ........................   $  10.70       $  15.98      $  10.14
                                                     ========       ========      ========

See Notes to the Financial Statements, which is an integral part of this report.

 WRL SERIES LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS





                                                                     WRL             WRL            WRL           WRL
                                                                 J.P. MORGAN        AEGON          JANUS         JANUS
                                                                MONEY MARKET        BOND          GROWTH         GLOBAL
                                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
 Dividend income ...........................................       $ 1,813        $  1,562      $  19,913      $       0
 Capital gain distributions ................................             0               0        215,100         29,152
                                                                   -------        --------      ---------      ---------
  Total investment income ..................................         1,813           1,562        235,013         29,152
EXPENSES:
 Mortality and expense risk ................................           339             233          8,918          2,614
                                                                   -------        --------      ---------      ---------
  Net investment income (loss) .............................         1,474           1,329        226,095         26,538
                                                                   -------        --------      ---------      ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........             0             317         26,760          3,824
 Change in unrealized appreciation (depreciation) ..........             0          (2,644)       235,401        149,719
                                                                   -------        --------      ---------      ---------
  Net gain (loss) on investment securities .................             0          (2,327)       262,161        153,543
                                                                   -------        --------      ---------      ---------
   Net increase (decrease) in net assets resulting
     from operations .......................................       $ 1,474        $   (998)     $ 488,256      $ 180,081
                                                                   =======        ========      =========      =========


                                                                     WRL             WRL            WRL
                                                                    LKCM            VKAM           ALGER          WRL
                                                                  STRATEGIC       EMERGING      AGGRESSIVE       AEGON
                                                                TOTAL RETURN       GROWTH         GROWTH        BALANCED
                                                                 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
 Dividend income ...........................................      $  2,159       $   2,813      $  15,251       $  363
 Capital gain distributions ................................         6,826          82,040         22,784            0
                                                                  --------       ---------      ---------       ------
  Total investment income ..................................         8,985          84,853         38,035          363
EXPENSES:
 Mortality and expense risk ................................           913           3,146          2,069          150
                                                                  --------       ---------      ---------       ------
  Net investment income (loss) .............................         8,072          81,707         35,966          213
                                                                  --------       ---------      ---------       ------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........         3,286          39,266          5,348          292
 Change in unrealized appreciation (depreciation) ..........          (461)        178,458         96,140         (187)
                                                                  --------       ---------      ---------       ------
  Net gain (loss) on investment securities .................         2,825         217,724        101,488          105
                                                                  --------       ---------      ---------       ------
   Net increase (decrease) in net assets resulting
     from operations .......................................      $ 10,897       $ 299,431      $ 137,454       $  318
                                                                  ========       =========      =========       ======

See Notes to the Financial Statements, which is an integral part of this report.

 WRL SERIES LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS




                                                                    WRL
                                                                 FEDERATED         WRL            WRL            WRL
                                                                 GROWTH &      DEAN ASSET      C.A.S.E.          NWQ
                                                                  INCOME       ALLOCATION       GROWTH       VALUE EQUITY
                                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
INVESTMENT INCOME:
 Dividend income ...........................................     $  1,109      $   1,118        $ 2,613        $   219
 Capital gain distributions ................................          132            178              0            400
                                                                 --------      ---------        -------        -------
  Total investment income ..................................        1,241          1,296          2,613            619
EXPENSES:
 Mortality and expense risk ................................          150            342            211            240
                                                                 --------      ---------        -------        -------
  Net investment income (loss) .............................        1,091            954          2,402            379
                                                                 --------      ---------        -------        -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........            9            948            427            307
 Change in unrealized appreciation (depreciation) ..........       (2,087)        (4,362)         3,473            850
                                                                 --------      ---------        -------        -------
  Net gain (loss) on investment securities .................       (2,078)        (3,414)         3,900          1,157
                                                                 --------      ---------        -------        -------
   Net increase (decrease) in net assets resulting
     from operations .......................................     $   (987)     $  (2,460)       $ 6,302        $ 1,536
                                                                 ========      =========        =======        =======


                                                                     WRL
                                                                 GE/SCOTTISH                          WRL            WRL
                                                                  EQUITABLE           WRL            THIRD       J.P. MORGAN
                                                                INTERNATIONAL          GE           AVENUE       REAL ESTATE
                                                                    EQUITY        U.S. EQUITY        VALUE       SECURITIES
                                                                  SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
 Dividend income ...........................................       $    24          $   786         $   89         $   11
 Capital gain distributions ................................           358            1,131              0              0
                                                                   -------          -------         ------         ------
  Total investment income ..................................           382            1,917             89             11
EXPENSES:
 Mortality and expense risk ................................            57              187             28              5
                                                                   -------          -------         ------         ------
  Net investment income (loss) .............................           325            1,730             61              6
                                                                   -------          -------         ------         ------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........           296              575           (126)           (75)
 Change in unrealized appreciation (depreciation) ..........           808              969            491             34
                                                                   -------          -------         ------         ------
  Net gain (loss) on investment securities .................         1,104            1,544            365            (41)
                                                                   -------          -------         ------         ------
   Net increase (decrease) in net assets resulting
     from operations .......................................       $ 1,429          $ 3,274         $  426         $  (35)
                                                                   =======          =======         ======         ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS





                                                                   WRL             WRL              WRL              WRL
                                                              GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE    T. ROWE PRICE
                                                                  GROWTH        SMALL CAP     DIVIDEND GROWTH     SMALL CAP
                                                              SUBACCOUNT(1)   SUBACCOUNT(1)    SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................      $  0           $  15           $    0             $  29
 Capital gain distributions ................................         0               0                0                 0
                                                                  -----           -----           -----             -----
  Total investment income ..................................         0              15                0                29
EXPENSES:
 Mortality and expense risk ................................         2               1                1                 3
                                                                  -----           -----           -----             -----
  Net investment income (loss) .............................        (2)             14               (1)               26
                                                                  -------         -----           --------          -----
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........        (4)             (2)              (3)               22
 Change in unrealized appreciation (depreciation) ..........       114              22              (14)              140
                                                                  ------          ------          -------           -----
  Net gain (loss) on investment securities .................       110              20              (17)              162
                                                                  ------          ------          -------           -----
   Net increase (decrease) in net assets resulting
     from operations .......................................      $108           $  34            $ (18)            $ 188
                                                                  ======          ======          =======           =====


                                                             WRL              WRL             WRL
                                                           SALOMON      PILGRIM BAXTER      DREYFUS
                                                           ALL CAP      MID CAP GROWTH      MID CAP
                                                        SUBACCOUNT(1)    SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income .....................................     $  12            $   13          $  0
 Capital gain distributions ..........................         0                 0             0
                                                           ------           ------          -----
  Total investment income ............................        12                13             0
EXPENSES:
 Mortality and expense risk ..........................         1                 8             1
                                                           ------           ------          -----
  Net investment income (loss) .......................        11                 5            (1)
                                                           ------           ------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities ...        (3)               91            (8)
 Change in unrealized appreciation (depreciation) ....        18             1,177            24
                                                           -------          ------          ------
  Net gain (loss) on investment securities ...........        15             1,268            16
                                                           -------          ------          ------
   Net increase (decrease) in net assets resulting
     from operations .................................     $  26            $1,273          $ 15
                                                           =======          ======          ======

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                               WRL                      WRL
                                                           J.P. MORGAN                 AEGON
                                                          MONEY MARKET                  BOND
                                                           SUBACCOUNT                SUBACCOUNT
                                                    ------------------------- ------------------------
                                                          DECEMBER 31,              DECEMBER 31,
                                                    ------------------------- ------------------------
                                                        1999         1998         1999         1998
                                                    ------------ ------------ ------------ -----------
OPERATIONS:
 Net investment income (loss) .....................  $    1,474   $      919    $  1,329    $  1,002
 Net gain (loss) on investment securities .........           0            0      (2,327)        713
                                                     ----------   ----------    --------    --------
 Net increase (decrease) in net assets
  resulting from operations .......................       1,474          919        (998)      1,715
                                                     ----------   ----------    --------    --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      38,977       12,763       7,560       9,472
                                                     ----------   ----------    --------    --------
 Less cost of units redeemed:
  Administrative charges ..........................       3,050        3,123       2,538       2,292
  Policy loans ....................................       1,775        1,163         954         594
  Surrender benefits ..............................       4,017        1,250         846         865
  Death benefits ..................................         115           10          29         159
                                                     ----------   ----------    --------    --------
                                                          8,957        5,546       4,367       3,910
                                                     ----------   ----------    --------    --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      30,020        7,217       3,193       5,562
                                                     ----------   ----------    --------    --------
  Net increase (decrease) in net assets ...........      31,494        8,136       2,195       7,277
 Depositor's equity contribution
  (net redemption) ................................           0            0           0           0
NET ASSETS:
 Beginning of year ................................      24,576       16,440      24,934      17,657
                                                     ----------   ----------    --------    --------
 End of year ......................................  $   56,070   $   24,576    $ 27,129    $ 24,934
                                                     ==========   ==========    ========    ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............       1,460        1,020       1,090         836
 Units issued .....................................      18,474       11,339         883       1,030
 Units redeemed ...................................     (16,728)     (10,899)       (741)       (776)
                                                     ----------   ----------    --------    --------
 Units outstanding - end of year ..................       3,206        1,460       1,232       1,090
                                                     ==========   ==========    ========    ========



                                                                WRL
                                                               JANUS
                                                              GROWTH
                                                            SUBACCOUNT
                                                    ---------------------------
                                                           DECEMBER 31,
                                                    ---------------------------
                                                         1999          1998
                                                    -------------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $   226,095    $   1,103
 Net gain (loss) on investment securities .........      262,161      295,459
                                                     -----------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      488,256      296,562
                                                     -----------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      192,993      140,684
                                                     -----------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................       57,685       44,910
  Policy loans ....................................       33,172       18,083
  Surrender benefits ..............................       32,554       22,312
  Death benefits ..................................        1,908        4,185
                                                     -----------    ---------
                                                         125,319       89,490
                                                     -----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................       67,674       51,194
                                                     -----------    ---------
  Net increase (decrease) in net assets ...........      555,930      347,756
 Depositor's equity contribution
  (net redemption) ................................            0            0
NET ASSETS:
 Beginning of year ................................      798,027      450,271
                                                     -----------    ---------
 End of year ......................................  $ 1,353,957    $ 798,027
                                                     ===========    =========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............        8,668        7,972
 Units issued .....................................        2,854        2,967
 Units redeemed ...................................       (2,229)      (2,271)
                                                     -----------    ---------
 Units outstanding - end of year ..................        9,293        8,668
                                                     ===========    =========

See Notes to the Financial Statements, which is an integral part of this report.

 WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS

                                                                                         WRL
                                                               WRL                      LKCM                       WRL
                                                              JANUS                   STRATEGIC                   VKAM
                                                             GLOBAL                 TOTAL RETURN             EMERGING GROWTH
                                                           SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                                    ------------------------- ------------------------- -------------------------
                                                          DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                                    ------------------------- ------------------------- -------------------------
                                                        1999         1998          1999         1998        1999         1998
                                                    ------------ ------------ ------------- ----------- ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................  $  26,538    $   7,425     $   8,072    $  3,284    $  81,707    $   6,894
 Net gain (loss) on investment securities .........    153,543       38,427         2,825       4,347      217,724       59,514
                                                     ---------    ---------     ---------    --------    ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    180,081       45,852        10,897       7,631      299,431       66,408
                                                     ---------    ---------     ---------    --------    ---------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     81,308       72,962        11,792      24,191       94,168       64,824
                                                     ---------    ---------     ---------    --------    ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................     25,132       19,369         8,436       7,696       25,202       19,612
  Policy loans ....................................      9,284        4,953         3,000       2,319       11,395        5,601
  Surrender benefits ..............................      8,537        5,662         3,136       2,587       11,025        7,688
  Death benefits ..................................        194          591           378       1,047          512          368
                                                     ---------    ---------     ---------    --------    ---------    ---------
                                                        43,147       30,575        14,950      13,649       48,134       33,269
                                                     ---------    ---------     ---------    --------    ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     38,161       42,387        (3,158)     10,542       46,034       31,555
                                                     ---------    ---------     ---------    --------    ---------    ---------
  Net increase (decrease) in net assets ...........    218,242       88,239         7,739      18,173      345,465       97,963
 Depositor's equity contribution
  (net redemption) ................................          0            0             0           0            0            0
NET ASSETS:
 Beginning of year ................................    233,256      145,017        98,926      80,753      262,665      164,702
                                                     ---------    ---------     ---------    --------    ---------    ---------
 End of year ......................................  $ 451,498    $ 233,256     $ 106,665    $ 98,926    $ 608,130    $ 262,665
                                                     =========    =========     =========    ========    =========    =========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............     10,167        8,145         4,814       4,270        8,218        7,013
 Units issued .....................................      4,823        5,610         1,538       1,946        4,977        4,099
 Units redeemed ...................................     (3,385)      (3,588)       (1,678)     (1,402)      (3,838)      (2,894)
                                                     ---------    ---------     ---------    --------    ---------    ---------
 Units outstanding - end of year ..................     11,605       10,167         4,674       4,814        9,357        8,218
                                                     =========    =========     =========    ========    =========    =========

See Notes to the Financial Statements, which is an integral part of this report.

 WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                               WRL                      WRL                      WRL
                                                              ALGER                    AEGON                  FEDERATED
                                                        AGGRESSIVE GROWTH            BALANCED              GROWTH & INCOME
                                                           SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                                    ------------------------- ----------------------- -------------------------
                                                          DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                                                    ------------------------- ----------------------- -------------------------
                                                        1999         1998         1999        1998        1999         1998
                                                    ------------ ------------ ----------- ----------- ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................  $  35,966    $   7,851    $    213    $    227     $  1,091     $    644
 Net gain (loss) on investment securities .........    101,488       44,348         105         576       (2,078)        (269)
                                                     ---------    ---------    --------    --------     --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................    137,454       52,199         318         803         (987)         375
                                                     ---------    ---------    --------    --------     --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     74,699       53,159       5,997       5,658        5,627        8,963
                                                     ---------    ---------    --------    --------     --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................     19,544       13,960       1,931       1,423        2,355        1,633
  Policy loans ....................................      8,193        3,522         429         279          346          218
  Surrender benefits ..............................      7,977        4,423         626         596          542          431
  Death benefits ..................................        118          248          10          15           55           72
                                                     ---------    ---------    --------    --------     --------     --------
                                                        35,832       22,153       2,996       2,313        3,298        2,354
                                                     ---------    ---------    --------    --------     --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     38,867       31,006       3,001       3,345        2,329        6,609
                                                     ---------    ---------    --------    --------     --------     --------
  Net increase (decrease) in net assets ...........    176,321       83,205       3,319       4,148        1,342        6,984
 Depositor's equity contribution
  (net redemption) ................................          0            0           0           0            0            0
NET ASSETS:
 Beginning of year ................................    177,857       94,652      14,864      10,716       16,047        9,063
                                                     ---------    ---------    --------    --------     --------     --------
 End of year ......................................  $ 354,178    $ 177,857    $ 18,183    $ 14,864     $ 17,389     $ 16,047
                                                     =========    =========    ========    ========     ========     ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............      6,669        5,230         990         756          976          563
 Units issued .....................................      3,640        3,797         637         578          714          966
 Units redeemed ...................................     (2,381)      (2,358)       (441)       (344)        (573)        (553)
                                                     ---------    ---------    --------    --------     --------     --------
 Units outstanding - end of year ..................      7,928        6,669       1,186         990        1,117          976
                                                     =========    =========    ========    ========     ========     ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                               WRL                      WRL                      WRL
                                                              DEAN                    C.A.S.E.                   NWQ
                                                        ASSET ALLOCATION               GROWTH                VALUE EQUITY
                                                           SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                    ------------------------- ------------------------ ------------------------
                                                          DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                                    ------------------------- ------------------------ ------------------------
                                                        1999         1998         1999        1998         1999         1998
                                                    ------------ ------------ ----------- ------------ ------------ -----------
OPERATIONS:
 Net investment income (loss) .....................   $    954     $  3,419    $  2,402     $  1,475     $    379    $  2,021
 Net gain (loss) on investment securities .........     (3,414)      (1,087)      3,900       (1,114)       1,157      (4,683)
                                                      --------     --------    --------     --------     --------    --------
 Net increase (decrease) in net assets
  resulting from operations .......................     (2,460)       2,332       6,302          361        1,536      (2,662)
                                                      --------     --------    --------     --------     --------    --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      1,729       13,703       7,781        8,731        3,283       6,086
                                                      --------     --------    --------     --------     --------    --------
 Less cost of units redeemed:
  Administrative charges ..........................      3,875        3,421       2,946        2,433        2,874       2,846
  Policy loans ....................................        991          748         668          520          713         643
  Surrender benefits ..............................        901          925         678          295          605         401
  Death benefits ..................................         89          160          12           60           32         165
                                                      --------     --------    --------     --------     --------    --------
                                                         5,856        5,254       4,304        3,308        4,224       4,055
                                                      --------     --------    --------     --------     --------    --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (4,127)       8,449       3,477        5,423         (941)      2,031
                                                      --------     --------    --------     --------     --------    --------
  Net increase (decrease) in net assets ...........     (6,587)      10,781       9,779        5,784          595        (631)
 Depositor's equity contribution
  (net redemption) ................................          0            0           0            0            0           0
NET ASSETS:
 Beginning of year ................................     39,904       29,123      17,730       11,946       26,083      26,714
                                                      --------     --------    --------     --------     --------    --------
 End of year ......................................   $ 33,317     $ 39,904    $ 27,509     $ 17,730     $ 26,678    $ 26,083
                                                      ========     ========    ========     ========     ========    ========
UNIT ACTIVITY:
 Units outstanding - beginning of year ............      2,383        1,867       1,417          969        1,982       1,916
 Units issued .....................................        937        1,377       1,347        1,317        1,296       1,748
 Units redeemed ...................................     (1,192)        (861)     (1,107)        (869)      (1,383)     (1,682)
                                                      --------     --------    --------     --------     --------    --------
 Units outstanding - end of year ..................      2,128        2,383       1,657        1,417        1,895       1,982
                                                      ========     ========    ========     ========     ========    ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                              WRL                     WRL                     WRL
                                                     GE/SCOTTISH EQUITABLE            GE                 THIRD AVENUE
                                                     INTERNATIONAL EQUITY         U.S. EQUITY                VALUE
                                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                    ----------------------- ----------------------- -----------------------
                                                         DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                                    ----------------------- ----------------------- -----------------------
                                                        1999        1998        1999        1998        1999      1998(1)
                                                    ----------- ----------- ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................   $   325     $   (32)   $  1,730    $    434     $    61     $   (11)
 Net gain (loss) on investment securities .........     1,104         369       1,544       1,411         365        (142)
                                                      -------     -------    --------    --------     -------     -------
 Net increase (decrease) in net assets
  resulting from operations .......................     1,429         337       3,274       1,845         426        (153)
                                                      -------     -------    --------    --------     -------     -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       761       3,972      12,169      10,178         730       2,932
                                                      -------     -------    --------    --------     -------     -------
 Less cost of units redeemed:
  Administrative charges ..........................       644         433       2,237         862         218         138
  Policy loans ....................................       101         196         422         159          52           8
  Surrender benefits ..............................       258          35         444         113          80          26
  Death benefits ..................................         1         107           8          63           3           0
                                                      -------     -------    --------    --------     -------     -------
                                                        1,004         771       3,111       1,197         353         172
                                                      -------     -------    --------    --------     -------     -------
  Increase (decrease) in net assets from
   capital unit transactions ......................      (243)      3,201       9,058       8,981         377       2,760
                                                      -------     -------    --------    --------     -------     -------
  Net increase (decrease) in net assets ...........     1,186       3,538      12,332      10,826         803       2,607
 Depositor's equity contribution
  (net redemption) ................................         0           0           0           0        (199)        200
NET ASSETS:
 Beginning of year ................................     5,827       2,289      14,084       3,258       2,807           0
                                                      -------     -------    --------    --------     -------     -------
 End of year ......................................   $ 7,013     $ 5,827    $ 26,416    $ 14,084     $ 3,411     $ 2,807
                                                      =======     =======    ========    ========     =======     =======
UNIT ACTIVITY:
 Units outstanding - beginning of year ............       489         215         919         259         304           0
 Units issued .....................................       672         767       1,292       1,266         258         495
 Units redeemed ...................................      (686)       (493)       (743)       (606)       (240)       (191)
                                                      -------     -------    --------    --------     -------     -------
 Units outstanding - end of year ..................       475         489       1,468         919         322         304
                                                      =======     =======    ========    ========     =======     =======


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                             WRL                 WRL             WRL              WRL
                                                         J.P. MORGAN        GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE
                                                    REAL ESTATE SECURITIES      GROWTH        SMALL CAP     DIVIDEND GROWTH
                                                          SUBACCOUNT          SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    ---------------------- --------------- --------------- ----------------
                                                         DECEMBER 31,        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    ---------------------- --------------- --------------- ----------------
                                                      1999      1998(1)        1999(1)         1999(1)          1999(1)
                                                    -------- ------------- --------------- --------------- ----------------
OPERATIONS:
 Net investment income (loss) .....................  $   6      $     (4)      $     (2)       $   14           $   (1)
 Net gain (loss) on investment securities .........    (41)       (112)           110              20            (17)
                                                     -----      ------         ------          ------           ----
 Net increase (decrease) in net assets
  resulting from operations .......................    (35)       (116)           108              34            (18)
                                                     -----      ------         ------          ------           ----
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    (26)        472            871             295            499
                                                     -----      ------         ------          ------           ----
 Less cost of units redeemed:
  Administrative charges ..........................     19           4             18               5              2
  Policy loans ....................................      0          43              2               5              0
  Surrender benefits ..............................      1           0              7               0              3
  Death benefits ..................................      1           0              0               0              0
                                                     -----      ------         ------          ------           ----
                                                        21          47             27              10              5
                                                     -----      ------         ------          ------           ----
  Increase (decrease) in net assets from
   capital unit transactions ......................    (47)        425            844             285            494
                                                     -----      ------         ------          ------           ----
  Net increase (decrease) in net assets ...........    (82)        309            952             319            476
 Depositor's equity contribution
  (net redemption) ................................      0         400             25              25             25
NET ASSETS:
 Beginning of year ................................    709           0              0               0              0
                                                     -----      ------         ------          ------           ----
 End of year ......................................  $ 627      $  709         $  977          $  344           $ 501
                                                     =====      ======         ======          ======           =====
UNIT ACTIVITY:
 Units outstanding - beginning of year ............     84           0              0               0              0
 Units issued .....................................     67         113            106              41             65
 Units redeemed ...................................    (73)        (29)           (19)            (10)           (10)
                                                     -----      ------         ------          ------           -----
 Units outstanding - end of year ..................     78          84             87              31             55
                                                     =====      ======         ======          ======           =====



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                            WRL               WRL               WRL              WRL
                                                       T. ROWE PRICE        SALOMON       PILGRIM BAXTER       DREYFUS
                                                         SMALL CAP          ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                      ---------------   --------------   ----------------   -------------
                                                        DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                      ---------------   --------------   ----------------   -------------
                                                          1999(1)           1999(1)           1999(1)          1999(1)
                                                      ---------------   --------------   ----------------   -------------
OPERATIONS:
 Net investment income (loss) .....................       $   26            $   11           $    5             $ (1)
 Net gain (loss) on investment securities .........          162                15            1,268               16
                                                          ------            ------           ------             ----
 Net increase (decrease) in net assets
  resulting from operations .......................          188                26            1,273               15
                                                          ------            ------           ------             ----
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........          727               344            3,885              297
                                                          ------            ------           ------             ----
 Less cost of units redeemed:
  Administrative charges ..........................           15                 9               37                0
  Policy loans ....................................            0                 3               18                0
  Surrender benefits ..............................            0                 0               30                0
  Death benefits ..................................            0                 0                0                0
                                                          ------            ------           ------             ----
                                                              15                12               85                0
                                                          ------            ------           ------             ----
  Increase (decrease) in net assets from
   capital unit transactions ......................          712               332            3,800              297
                                                          ------            ------           ------             ----
  Net increase (decrease) in net assets ...........          900               358            5,073              312
 Depositor's equity contribution
  (net redemption) ................................           25                25               (8)              25
NET ASSETS:
 Beginning of year ................................            0                 0                0                0
                                                          ------            ------           --------           ----
 End of year ......................................       $  925            $  383           $ 5,065            $ 337
                                                          ======            ======           ========           =====
UNIT ACTIVITY:
 Units outstanding - beginning of year ............            0                 0                0                0
 Units issued .....................................          161                58              412               52
 Units redeemed ...................................          (86)              (22)             (95)             (19)
                                                          ------            ------           --------           -----
 Units outstanding - end of year ..................           75                36              317               33
                                                          ======            ======           ========           =====


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                                    WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          1999           1998          1997          1996         1995
                                                     -------------- ------------- ------------- ------------- ------------
Accumulation unit value, beginning of year .........    $  16.83      $  16.13      $  15.45      $  14.83      $  14.19
 Income from operations:
  Net investment income (loss) .....................        0.66          0.70          0.68          0.62          0.64
  Net realized and unrealized gain (loss) on
   investment ......................................        0.00          0.00          0.00          0.00          0.00
                                                        --------      --------      --------      --------      --------
   Net income (loss) from operations ...............        0.66          0.70          0.68          0.62          0.64
                                                        --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............    $  17.49      $  16.83      $  16.13      $  15.45      $  14.83
                                                        ========      ========      ========      ========      ========
Total return .......................................        3.92 %        4.36 %        4.37 %        4.17 %        4.49 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  56,070     $ 24,576      $ 16,440      $ 12,740      $ 10,759
 Ratio of net investment income (loss) to average
  net assets .......................................        3.87 %        4.24 %        4.28 %        4.07 %        4.37 %


                                                                              WRL AEGON BOND SUBACCOUNT
                                                      -------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                      -------------------------------------------------------------------------
                                                            1999           1998          1997          1996           1995
                                                      --------------- ------------- ------------- -------------- --------------
 Accumulation unit value, beginning of year .........    $   22.89      $  21.12      $  19.53       $  19.67       $  16.14
  Income from operations:
   Net investment income (loss) .....................         1.13          1.01          1.01           0.99          1.05
   Net realized and unrealized gain (loss) on
    investment ......................................      (  2.01)         0.76          0.58        (  1.13)         2.48
                                                         ---------      --------      --------       --------       --------
    Net income (loss) from operations ...............      (  0.88)         1.77          1.59        (  0.14)         3.53
                                                         ---------      --------      --------       --------       --------
 Accumulation unit value, end of year ...............    $   22.01      $  22.89      $  21.12       $  19.53       $  19.67
                                                         =========      ========      ========       ========       ========
 Total return .......................................      (  3.81)%        8.34 %        8.18 %      (  0.75)%       21.81  %
 Ratios and supplemental data:
  Net assets at end of year (in thousands) ..........    $   27,129     $ 24,934      $ 17,657       $  11,585     $  10,066
  Ratio of net investment income (loss) to average
   net assets .......................................         5.10 %        4.58 %        5.06 %         5.34 %       5.80   %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                                             WRL JANUS GROWTH SUBACCOUNT
                                                     ----------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- --------------
Accumulation unit value, beginning of year .........    $    92.07       $  56.48       $  48.48       $  41.47       $  28.44
 Income from operations:
  Net investment income (loss) .....................         25.03           0.13           5.83           2.88           3.89
  Net realized and unrealized gain (loss) on
   investment ......................................         28.60          35.46           2.17           4.13           9.14
                                                        ----------       --------       --------       --------       --------
   Net income (loss) from operations ...............         53.63          35.59           8.00           7.01          13.03
                                                        ----------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $   145.70       $  92.07       $  56.48       $  48.48       $  41.47
                                                        ==========       ========       ========       ========       ========
Total return .......................................         58.25 %        63.01 %        16.50 %        16.91 %        45.81 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 1,353,957      $ 798,027      $ 450,271      $ 349,491      $ 262,467
 Ratio of net investment income (loss) to average
  net assets .......................................         22.67 %         0.19 %        10.84 %         6.41 %        11.05 %


                                                                             WRL JANUS GLOBAL SUBACCOUNT
                                                     ---------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     ---------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $    22.94       $  17.80       $  15.13       $  11.95      $   9.80
 Income from operations:
  Net investment income (loss) .....................          2.44           0.82           2.30           1.50          0.45
  Net realized and unrealized gain (loss) on
   investment ......................................         13.53           4.32           0.37           1.68          1.70
                                                        ----------       --------       --------       --------      --------
   Net income (loss) from operations ...............         15.97           5.14           2.67           3.18          2.15
                                                        ----------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $    38.91       $  22.94       $  17.80       $  15.13      $  11.95
                                                        ==========       ========       ========       ========      ========
Total return .......................................         69.58 %        28.86 %        17.69 %        26.60 %       21.96 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $   451,498      $ 233,256      $ 145,017      $  83,159     $  37,049
 Ratio of net investment income (loss) to average
  net assets .......................................          9.07 %         3.92 %        13.39 %        11.09 %        4.25 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                                    WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                     ------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     ------------------------------------------------------------------------
                                                          1999           1998           1997           1996          1995
                                                     -------------- -------------- -------------- -------------- ------------
Accumulation unit value, beginning of year .........    $  20.55       $  18.91       $  15.66       $  13.74      $  11.12
 Income from operations:
  Net investment income (loss) .....................        1.68           0.71           1.56           0.82          0.68
  Net realized and unrealized gain (loss) on
   investment ......................................        0.59           0.93           1.69           1.10          1.94
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............        2.27           1.64           3.25           1.92          2.62
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  22.82       $  20.55       $  18.91       $  15.66      $  13.74
                                                        ========       ========       ========       ========      ========
Total return .......................................       11.07 %         8.66 %        20.77 %        13.97 %       23.55 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 106,665      $  98,926      $  80,753      $  55,900     $ 39,648
 Ratio of net investment income (loss) to average
  net assets .......................................        7.93 %         3.67 %         8.89 %         5.76 %        5.47 %


                                                                       WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                     ------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     ------------------------------------------------------------------------
                                                          1999           1998           1997           1996          1995
                                                     -------------- -------------- -------------- -------------- ------------
Accumulation unit value, beginning of year .........    $  31.96       $  23.48       $  19.51       $  16.56      $  11.38
 Income from operations:
  Net investment income (loss) .....................        9.32           0.91           2.20           0.82          0.65
  Net realized and unrealized gain (loss) on
   investment ......................................       23.71           7.57           1.77           2.13          4.53
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............       33.03           8.48           3.97           2.95          5.18
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  64.99       $  31.96       $  23.48       $  19.51      $  16.56
                                                        ========       ========       ========       ========      ========
Total return .......................................      103.33 %        36.11 %        20.37 %        17.82 %       45.49 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 608,130      $ 262,665      $ 164,702      $ 107,925     $ 67,905
 Ratio of net investment income (loss) to average
  net assets .......................................       23.19 %         3.44 %        10.18 %         4.51 %        4.66 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                                     WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                     -----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                          1999           1998           1997          1996          1995
                                                     -------------- -------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $  26.67       $  18.10      $  14.70      $  13.43      $   9.82
 Income from operations:
  Net investment income (loss) .....................        4.90           1.33          1.75          0.36          0.37
  Net realized and unrealized gain (loss) on
   investment ......................................       13.10           7.24          1.65          0.91          3.24
                                                        --------       --------      --------      --------      --------
   Net income (loss) from operations ...............       18.00           8.57          3.40          1.27          3.61
                                                        --------       --------      --------      --------      --------
Accumulation unit value, end of year ...............    $  44.67       $  26.67      $  18.10      $  14.70      $  13.43
                                                        ========       ========      ========      ========      ========
Total return .......................................       67.52 %        47.36 %       23.14 %        9.46 %       36.79 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 354,178      $ 177,857     $ 94,652      $ 54,408      $ 32,904
 Ratio of net investment income (loss) to average
  net assets .......................................       15.54 %         6.20 %       10.26 %        2.65 %        2.93 %


                                                                          WRL AEGON BALANCED SUBACCOUNT
                                                     -----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                          1999           1998           1997          1996          1995
                                                     -------------- -------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $  15.02       $  14.17      $  12.21      $  11.13      $   9.37
 Income from operations:
  Net investment income (loss) .....................        0.19           0.25          1.55          0.36          0.37
  Net realized and unrealized gain (loss) on
   investment ......................................        0.12           0.60          0.41          0.72          1.39
                                                        --------       --------      --------      --------      --------
   Net income (loss) from operations ...............        0.31           0.85          1.96          1.08          1.76
                                                        --------       --------      --------      --------      --------
Accumulation unit value, end of year ...............    $  15.33       $  15.02      $  14.17      $  12.21      $  11.13
                                                        ========       ========      ========      ========      ========
Total return .......................................        2.11 %         5.98 %       16.06 %        9.73 %       18.73 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  18,183      $  14,864     $ 10,716      $  6,418      $  3,795
 Ratio of net investment income (loss) to average
  net assets .......................................        1.26 %         1.76 %       11.62 %        3.18 %        3.59 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                                   WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          1999          1998          1997          1996          1995
                                                     ------------- ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........   $  16.44      $  16.09      $  13.03      $  11.77      $   9.49
 Income from operations:
  Net investment income (loss) .....................       1.05          0.77          2.61          0.76          0.49
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.92)      (  0.42)         0.45          0.50          1.79
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  0.87)         0.35          3.06          1.26          2.28
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  15.57      $  16.44      $  16.09      $  13.03      $  11.77
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  5.31)%        2.13 %       23.54 %       10.64 %       24.14 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 17,389      $ 16,047      $  9,063      $  5,501      $  2,631
 Ratio of net investment income (loss) to average
  net assets .......................................       6.51 %        4.83 %       18.50 %        6.38 %        4.57 %


                                                                     WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                          1999          1998          1997          1996        1995(1)
                                                     ------------- ------------- ------------- ------------- ------------
Accumulation unit value, beginning of year .........   $  16.74      $  15.60      $  13.50      $  11.90      $  10.00
 Income from operations:
  Net investment income (loss) .....................       0.41          1.58          1.20          0.53          0.61
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.49)      (  0.44)         0.90          1.07          1.29
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  1.08)         1.14          2.10          1.60          1.90
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  15.66      $  16.74      $  15.60      $  13.50      $  11.90
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  6.48)%        7.36 %       15.55 %       13.40 %       19.03 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 33,317      $ 39,904      $ 29,123      $ 17,946      $  9,446
 Ratio of net investment income (loss) to average
  net assets .......................................       2.50 %        9.69 %        8.14 %        4.35 %        5.47 %

See Notes to the Financial Statements, which is an integral part of this report.

 WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                                      WRL C.A.S.E. GROWTH SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
Accumulation unit value, beginning of year .........     $  12.51        $  12.32        $  10.81        $  10.00
 Income from operations:
  Net investment income (loss) .....................         1.52            1.24            1.51            0.37
  Net realized and unrealized gain (loss) on
   investment ......................................         2.57         (  1.05)           0.00            0.44
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         4.09            0.19            1.51            0.81
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  16.60        $  12.51        $  12.32        $  10.81
                                                         ========        ========        ========        ========
Total return .......................................        32.65 %          1.56 %         14.00 %          8.09 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 27,509        $ 17,730        $ 11,946        $  4,466
 Ratio of net investment income (loss) to average
  net assets .......................................        10.16 %         10.21 %         12.65 %          6.11 %


                                                                     WRL NWQ VALUE EQUITY SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
Accumulation unit value, beginning of year .........     $  13.16        $  13.94        $  11.25        $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.20            0.95            0.14            0.05
  Net realized and unrealized gain (loss) on
   investment ......................................         0.72         (  1.73)           2.55            1.20
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         0.92         (  0.78)           2.69            1.25
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  14.08        $  13.16        $  13.94        $  11.25
                                                         ========        ========        ========        ========
Total return .......................................         6.98 %       (  5.63)%         23.93 %         12.51 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 26,678        $ 26,083        $ 26,714        $  8,887
 Ratio of net investment income (loss) to average
  net assets .......................................         1.42 %          6.84 %          1.05 %          0.77 %


See Notes to the Financial Statements, which is an integral part of this report.

 WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                        WRL GE/SCOTTISH EQUITABLE
                                                     INTERNATIONAL EQUITY SUBACCOUNT          WRL GE U.S. EQUITY SUBACCOUNT
                                                  -------------------------------------- ----------------------------------------
                                                               DECEMBER 31,                            DECEMBER 31,
                                                  -------------------------------------- ----------------------------------------
                                                      1999         1998        1997(1)        1999          1998        1997(1)
                                                  ------------ ------------ ------------ ------------- ------------- ------------
Accumulation unit value, beginning of year ......   $  11.92     $  10.65     $  10.00     $  15.33      $  12.59      $  10.00
 Income from operations:
  Net investment income (loss) ..................       0.62      (  0.09)     (  0.03)        1.38          0.73          0.99
  Net realized and unrealized gain (loss) on
   investment ...................................       2.22         1.36         0.68         1.28          2.01          1.60
                                                    --------     --------     --------     --------      --------      --------
   Net income (loss) from operations ............       2.84         1.27         0.65         2.66          2.74          2.59
                                                    --------     --------     --------     --------      --------      --------
Accumulation unit value, end of year ............   $  14.76     $  11.92     $  10.65     $  17.99      $  15.33      $  12.59
                                                    ========     ========     ========     ========      ========      ========
Total return ....................................      23.84 %      11.84 %       6.54 %      17.35 %       21.78 %       25.89 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $  7,013     $  5,827     $  2,289     $ 26,416      $ 14,084      $  3,258
 Ratio of net investment income (loss) to average
  net assets ....................................       5.09 %    (  0.81)%    (  0.28)%       8.27 %        5.30 %        8.28 %


                                                                   WRL                           WRL
                                                               THIRD AVENUE                  J.P. MORGAN
                                                                  VALUE                 REAL ESTATE SECURITIES
                                                                SUBACCOUNT                    SUBACCOUNT
                                                       ----------------------------   --------------------------
                                                               DECEMBER 31,                  DECEMBER 31,
                                                       ----------------------------   --------------------------
                                                            1999          1998(1)         1999         1998(1)
                                                       -------------   ------------   -----------   ------------
Accumulation unit value, beginning of year .........     $   9.23        $  10.00       $  8.46       $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.19         (  0.05)         0.07        (  0.05)
  Net realized and unrealized gain (loss) on
   investment ......................................         1.17         (  0.72)       ( 0.47)       (  1.49)
                                                         --------        --------       -------       --------
   Net income (loss) from operations ...............         1.36         (  0.77)       ( 0.40)       (  1.54)
                                                         --------        --------       -------       --------
Accumulation unit value, end of year ...............     $  10.59        $   9.23       $  8.06       $   8.46
                                                         ========        ========       =======       ========
Total return .......................................        14.68 %       (  7.67)%      ( 4.63)%      ( 15.44)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $  3,411        $  2,807       $   627       $    709
 Ratio of net investment income (loss) to average
  net assets .......................................         1.98 %       (  0.52)%        0.95%       (  0.90)%

See Notes to the Financial Statements, which is an integral part of this report.

 WRL SERIES LIFE ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED


                                                                                                 WRL
                                                             WRL               WRL          T. ROWE PRICE          WRL
                                                        GOLDMAN SACHS     GOLDMAN SACHS        DIVIDEND       T. ROWE PRICE
                                                            GROWTH          SMALL CAP           GROWTH          SMALL CAP
                                                          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                       ---------------   ---------------   ---------------   --------------
                                                         DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                       ---------------   ---------------   ---------------   --------------
                                                           1999(1)           1999(1)           1999(1)           1999(1)
                                                       ---------------   ---------------   ---------------   --------------
Accumulation unit value, beginning of year .........      $  10.00          $  10.00          $  10.00          $  10.00
 Income from operations:
  Net investment income (loss) .....................       (  0.05)             0.76           (  0.04)             0.41
  Net realized and unrealized gain (loss) on
   investment ......................................          1.34              0.16           (  0.80)             1.90
                                                          --------          --------          --------          --------
   Net income (loss) from operations ...............          1.29              0.92           (  0.84)             2.31
                                                          --------          --------          --------          --------
Accumulation unit value, end of period .............      $  11.29          $  10.92          $   9.16          $  12.31
                                                          ========          ========          ========          ========
Total return .......................................         12.91 %            9.23 %         (  8.37)%           23.09 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $    944          $    344          $    501          $    925
 Ratio of net investment income (loss) to average
  net assets .......................................       (  0.90)%           15.66 %         (  0.90)%            8.13 %


                                                                               WRL
                                                             WRL             PILGRIM            WRL
                                                           SALOMON           BAXTER           DREYFUS
                                                           ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                       --------------   ----------------   -------------
                                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                       --------------   ----------------   -------------
                                                           1999(1)           1999(1)          1999(1)
                                                       --------------   ----------------   -------------
Accumulation unit value, beginning of year .........      $  10.00          $  10.00         $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.40              0.04          (  0.04)
  Net realized and unrealized gain (loss) on
   investment ......................................          0.30              5.94             0.18
                                                          --------          --------         --------
   Net income (loss) from operations ...............          0.70              5.98             0.14
                                                          --------          --------         --------
Accumulation unit value, end of period .............      $  10.70          $  15.98         $  10.14
                                                          ========          ========         ========
Total return .......................................          7.02 %           59.78 %           1.44 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $    383          $  5,065         $    337
 Ratio of net investment income (loss) to average
  net assets .......................................          8.07 %            0.62 %        (  0.90)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 1999

NOTE 1 -- ORGANIZATION AND SUMMARY OF
               SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains twenty-three investment options referred to as subaccounts. Each subaccount invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.


The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management.


Effective May 1, 1999 the names on the following subaccounts were changed:



SUBACCOUNT                                    FORMERLY
---------------------------------   ---------------------------
WRL J.P. Morgan Money Market        Money Market Subaccount
WRL AEGON Bond                      Bond Subaccount
WRL Janus Growth                    Growth Subaccount
WRL Janus Global                    Global Subaccount
WRL LKCM Strategic Total Return     Strategic Total Return
                                    Subaccount
WRL VKAM Emerging Growth            Emerging Growth Subaccount
WRL Alger Aggressive Growth         Aggressive Growth
                                    Subaccount
WRL AEGON Balanced                  Balanced Subaccount
WRL Federated Growth & Income       Growth & Income Subaccount
WRL Dean Asset Allocation           Tactical Asset Allocation
                                    Subaccount
WRL C.A.S.E. Growth                 C.A.S.E. Growth Subaccount
WRL NWQ Value Equity                Value Equity Subaccount
WRL GE/Scottish Equitable           International Equity
  International Equity              Subaccount
WRL GE U.S. Equity                  U.S. Equity Subaccount
WRL Third Avenue Value              Third Avenue Value
                                    Subaccount
WRL J.P. Morgan Real Estate         Real Estate Securities
  Securities                        Subaccount

The Financial Statements reflect a full twelve month period for each year reported on, except as follows:


SUBACCOUNT                                          INCEPTION DATE
------------------------------------------------   ---------------
WRL Dean Asset Allocation                              01/03/1995
WRL C.A.S.E. Growth                                    05/01/1996
WRL NWQ Value Equity                                   05/01/1996
WRL GE/Scottish Equitable International Equity         01/02/1997
WRL GE U.S. Equity                                     01/02/1997
WRL Third Avenue Value                                 01/02/1998
WRL J.P. Morgan Real Estate Securities                 05/01/1998
WRL Goldman Sachs Growth                               07/01/1999
WRL Goldman Sachs Small Cap                            07/01/1999
WRL T. Rowe Price Dividend Growth                      07/01/1999
WRL T. Rowe Price Small Cap                            07/01/1999
WRL Salomon All Cap                                    07/01/1999
WRL Pilgrim Baxter Mid Cap Growth                      07/01/1999
WRL Dreyfus Mid Cap                                    07/01/1999

On July 1, 1999, WRL made initial contributions totaling $175,000 to the Life Account. The respective amounts of the contributions and units received are as follows:


SUBACCOUNT                             CONTRIBUTION      UNITS
-----------------------------------   --------------   --------
WRL Goldman Sachs Growth              $ 25,000         2,500
WRL Goldman Sachs Small Cap             25,000         2,500
WRL T. Rowe Price Dividend Growth       25,000         2,500
WRL T. Rowe Price Small Cap             25,000         2,500
WRL Salomon All Cap                     25,000         2,500
WRL Pilgrim Baxter Mid Cap Growth       25,000         2,500
WRL Dreyfus Mid Cap                     25,000         2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 1 -- (CONTINUED)
A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Fund's shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Fund. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


Charges are assessed by WRL in connection with the issuance and administration of the Policies.


A. POLICY CHARGES

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.


Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.


B. LIFE ACCOUNT CHARGES

A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS


Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.


NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 1999 are as follows (in thousands):


                                            PURCHASES        PROCEEDS
                                                OF          FROM SALES
SUBACCOUNT                                  SECURITIES     OF SECURITIES
----------------------------------------   ------------   --------------
WRL J.P. Morgan Money Market               $ 133,389      $ 99,679
WRL AEGON Bond                                11,936         7,386
WRL Janus Growth                             329,222        36,072
WRL Janus Global                              71,976         7,800
WRL LKCM Strategic Total Return               14,849         9,892
WRL VKAM Emerging Growth                     188,708        61,487
WRL Alger Aggressive Growth                   83,923         9,614
WRL AEGON Balanced                             4,525         1,311
WRL Federated Growth & Income                  5,634         2,209
WRL Dean Asset Allocation                      4,351         7,517
WRL C.A.S.E. Growth                           10,787         4,903
WRL NWQ Value Equity                           6,846         7,419
WRL GE/Scottish Equitable
  International Equity                         5,739         5,682
WRL GE U.S. Equity                            13,901         3,164
WRL Third Avenue Value                         1,611         1,344
WRL J.P. Morgan Real Estate Securities           519           554
WRL Goldman Sachs Growth                         977           115
WRL Goldman Sachs Small Cap                      374            47
WRL T. Rowe Price Dividend Growth                543            35
WRL T. Rowe Price Small Cap                    1,428           666
WRL Salomon All Cap                              551           183
WRL Pilgrim Baxter Mid Cap Growth              4,402           620
WRL Dreyfus Mid Cap                              470           164

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

                        REPORT OF INDEPENDENT AUDITORS


The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (wholly owned indirectly by AEGON N.V.) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.


     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.


     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.


     However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                ERNST & YOUNG LLP


Des Moines, Iowa
February 18, 2000

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS -- STATUTORY BASIS
               (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                       DECEMBER 31
                                                              -----------------------------
                                                                   1999            1998
                                                              -------------   -------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments ..........................   $    23,932      $   73,808
 Bonds ....................................................       119,731         184,697
 Common stocks:
  Affiliated entities (cost: 1999 and 1998 - $243).........         2,156             704
  Other (cost: 1999 and 1998 - $302).......................           358             384
 Mortgage loans on real estate ............................         9,698           9,916
  Home office properties ..................................        34,066          34,583
  Investment properties ...................................        11,078          11,594
  Policy loans ............................................       182,975         112,982
  Other invested assets ...................................            --             396
                                                              -----------      ----------
Total cash and invested assets ............................       383,994         429,064
Premiums deferred and uncollected .........................           785             900
Accrued investment income .................................         1,638           2,867
Transfers from separate accounts due or accrued ...........       463,721         350,633
Cash surrender value of life insurance policies ...........        47,518          45,445
Other assets ..............................................         6,614           9,239
Separate account assets ...................................    11,587,982       6,999,290
                                                              -----------      ----------
Total admitted assets .....................................   $12,492,252      $7,837,438
                                                              ===========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                       BALANCE SHEETS -- STATUTORY BASIS
                                  (CONTINUED)
               (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                       DECEMBER 31
                                                                              -----------------------------
                                                                                   1999            1998
                                                                              --------------   ------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life ....................................................................    $   302,138     $  231,596
  Annuity .................................................................        268,864        265,418
 Policy and contract claim reserves .......................................          9,269          9,233
 Other policyholders' funds ...............................................         38,633         38,080
 Remittances and items not allocated ......................................         20,686         20,569
 Federal income taxes payable .............................................          5,873          5,716
 Asset valuation reserve ..................................................          3,809          2,848
 Interest maintenance reserve .............................................          7,866          9,684
 Short-term note payable to affiliate .....................................         17,100         44,200
 Payable to affiliate .....................................................            964         37,907
 Other liabilities ........................................................         49,478         31,151
 Separate account liabilities .............................................     11,582,656      6,997,456
                                                                               -----------     ----------
Total liabilities .........................................................     12,307,336      7,693,858
Commitments and contingencies (NOTE 11) ...................................
Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding at December 31, 1999 and
   1,500,000 shares authorized, issued and outstanding at December 31, 1998          2,500          1,500
 Paid-in surplus ..........................................................        120,107        120,107
 Unassigned surplus .......................................................         62,309         21,973
                                                                               -----------     ----------
Total capital and surplus .................................................        184,916        143,580
                                                                               -----------     ----------
Total liabilities and capital and surplus .................................    $12,492,252     $7,837,438
                                                                               ===========     ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                                       YEAR ENDED DECEMBER 31
                                                                            --------------------------------------------
                                                                                 1999            1998           1997
                                                                            -------------   -------------   ------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ..................................................................    $  584,729      $  476,053      $  394,370
  Annuity ...............................................................     1,104,525         794,841         822,149
 Net investment income ..................................................        39,589          36,315          40,013
 Amortization of interest maintenance reserve ...........................         1,751             744           1,576
 Commissions and expense allowances on reinsurance ceded ................         4,178          15,333              11
 Income from fees associated with investment management,
   administration and contract guarantees for separate accounts .........        19,620          72,817              --
 Other income ...........................................................        44,366          67,751           3,016
                                                                             ----------      ----------      ----------
                                                                              1,798,758       1,463,854       1,261,135
Benefits and expenses:
 Benefits paid or provided for:
  Life ..................................................................        35,591          42,982          28,060
  Surrender benefits ....................................................       689,535         551,528         431,939
  Other benefits ........................................................        32,201          31,280          28,112
  Increase (decrease) in aggregate reserves for policies and contracts:
   Life .................................................................        70,542          42,940          29,485
   Annuity ..............................................................         3,446         (30,872)        (35,940)
   Other ................................................................          (121)         32,178             794
                                                                             ----------      ----------      ----------
                                                                                831,194         670,036         482,450
Insurance expenses:
 Commissions ............................................................       246,334         205,939         179,106
 General insurance expenses .............................................       112,536         102,611          70,546
 Taxes, licenses and fees ...............................................        19,019          15,545          13,101
 Net transfers to separate accounts .....................................       540,443         475,435         519,214
 Other expenses .........................................................            --              59              21
                                                                             ----------      ----------      ----------
                                                                                918,332         799,589         781,988
                                                                             ----------      ----------      ----------
                                                                              1,749,526       1,469,625       1,264,438
                                                                             ----------      ----------      ----------
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains
  (losses) on investments ...............................................        49,232          (5,771)         (3,303)
Federal income tax expense (benefit) ....................................        11,816            (347)            469
                                                                             ----------      ----------      ----------
Gain (loss) from operations before net realized capital gains (losses)
  on investments ........................................................        37,416          (5,424)         (3,772)
Net realized capital gains (losses) on investments
  (net of related federal income taxes and amounts transferred to
  interest maintenance reserve) .........................................          (716)          1,494             747
                                                                             ----------      ----------      ----------
Net income (loss) .......................................................    $   36,700      $   (3,930)     $   (3,025)
                                                                             ==========      ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                                                    TOTAL
                                                         COMMON      PAID-IN      UNASSIGNED     CAPITAL AND
                                                          STOCK      SURPLUS        SURPLUS        SURPLUS
                                                        --------   -----------   ------------   ------------
Balance at January 1, 1997 ..........................    $1,500     $ 68,015       $ 26,041       $ 95,556
 Net loss ...........................................        --           --         (3,025)        (3,025)
 Change in non-admitted assets ......................        --           --           (702)          (702)
 Change in asset valuation reserve ..................        --           --          3,274          3,274
 Change in surplus in separate accounts .............        --           --         (2,115)        (2,115)
 Change in reserve valuation ........................        --           --         (1,872)        (1,872)
 Capital contribution ...............................        --       20,000             --         20,000
 Tax effect of capital loss carry-forward utilized by
   affiliates .......................................        --           --          3,747          3,747
                                                         ------     --------       --------       --------
Balance at December 31, 1997 ........................     1,500       88,015         25,348        114,863
 Net loss ...........................................        --           --         (3,930)        (3,930)
 Change in net unrealized capital gains .............        --           --            248            248
 Change in non-admitted assets ......................        --           --         (1,815)        (1,815)
 Change in asset valuation reserve ..................        --           --           (412)          (412)
 Change in surplus in separate accounts .............        --           --           (341)          (341)
 Change in reserve valuation ........................        --           --         (2,132)        (2,132)
 Capital contribution ...............................        --       32,092             --         32,092
 Settlement of prior period tax returns .............        --           --            353            353
 Tax benefits on stock options exercised ............        --           --          4,654          4,654
                                                         ------     --------       --------       --------
Balance at December 31, 1998 ........................     1,500      120,107         21,973        143,580
Net income ..........................................        --           --         36,700         36,700
 Change in net unrealized capital gains .............        --           --          1,421          1,421
 Change in non-admitted assets ......................        --           --            703            703
 Change in asset valuation reserve ..................        --           --           (961)          (961)
 Change in surplus in separate accounts .............        --           --            451            451
 Transfer from unassigned surplus to common
   stock (stock dividend) ...........................     1,000           --         (1,000)            --
 Settlement of prior period tax returns .............        --           --          1,000          1,000
 Tax benefits on stock options exercised ............        --           --          2,022          2,022
                                                         ------     --------       --------       --------
Balance at December 31, 1999 ........................    $2,500     $120,107       $ 62,309       $184,916
                                                         ======     ========       ========       ========

SEE ACCOMPANYING NOTES.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                   STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                              YEAR ENDED DECEMBER 31
                                                                   ---------------------------------------------
                                                                        1999            1998            1997
                                                                   -------------   -------------   -------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance ..........    $1,738,870      $1,356,732      $1,223,898
Net investment income ..........................................        44,235          38,294          43,802
Life and accident and health claims ............................       (35,872)        (44,426)        (26,005)
Surrender benefits and other fund withdrawals ..................      (689,535)       (551,528)       (431,939)
Other benefits to policyholders ................................       (32,642)        (31,231)        (28,147)
Commissions, other expenses and other taxes ....................      (382,372)       (326,080)       (262,901)
Net transfers to separate accounts .............................      (628,762)       (461,982)       (596,347)
Federal income taxes received (paid) ...........................        (9,637)         11,956           5,006
Interest paid ..................................................            --              --            (731)
Other, net .....................................................       (21,054)         (7,109)        (14,901)
                                                                    ----------      ----------      ----------
Net cash used in operating activities ..........................       (16,769)        (15,374)        (88,265)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ....................................       114,177         143,449         146,963
 Mortgage loans on real estate .................................           212             221           2,116
 Other .........................................................            18              --              --
                                                                       114,407         143,670         149,079
Cost of investments acquired
 Bonds and preferred stocks ....................................       (49,279)        (68,202)        (40,418)
 Common stocks .................................................            --             (93)           (150)
 Mortgage loans on real estate .................................            (1)         (5,313)           (891)
 Real estate ...................................................          (286)        (26,213)        (12,002)
 Policy loans ..................................................       (69,993)        (36,241)        (24,137)
 Other .........................................................          (855)           (414)             --
                                                                    ----------      ----------      ----------
                                                                      (120,414)       (136,476)        (77,598)
Net cash provided by (used in) investing activities ............        (6,007)          7,194          71,481
FINANCING ACTIVITIES
Issuance (payment) of short-term note payable to
  affiliate, net ...............................................       (27,100)         36,000           8,200
Capital contribution ...........................................            --          32,092          20,000
                                                                    ----------      ----------      ----------
Net cash provided by (used in) financing activities ............       (27,100)         68,092          28,200
                                                                    ----------      ----------      ----------
Increase (decrease) in cash and short-term investments .........       (49,876)         59,912          11,416
Cash and short-term investments at beginning of year ...........        73,808          13,896           2,480
                                                                    ----------      ----------      ----------
Cash and short-term investments at end of year .................    $   23,932      $   73,808      $   13,896
                                                                    ==========      ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                NOTES TO FINANCIAL STATEMENTS -- STATUTORY-BASIS
                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.


NATURE OF BUSINESS


     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.


BASIS OF PRESENTATION


     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.


     In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Ohio must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Ohio will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

     Other significant statutory accounting practices are as follows:


CASH AND CASH EQUIVALENTS


     For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.


INVESTMENTS


     Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.


     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.


     During 1999, 1998 and 1997, net realized capital gains (losses) of $(67), $1,294 and $3,259, respectively, were credited to the IMR rather than being immediately

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

recognized in the statements of operations. Amortization of these net gains aggregated $1,751, $744 and $1,576 for the years ended December 31, 1999, 1998 and 1997, respectively.


     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1999, 1998 and 1997, with respect to such practices.


AGGREGATE RESERVES FOR POLICIES


     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.


     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.


     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.


POLICY AND CONTRACT CLAIM RESERVES


     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

SEPARATE ACCOUNTS


     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,675,642, $1,240,858 and $1,164,013 in 1999, 1998 and 1997,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.


STOCK OPTION PLAN


     AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.


RECLASSIFICATIONS


     Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS


     Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)

techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.


     INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.


     MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.


     INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.


     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)

     The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:


                                                               December 31
                                          -----------------------------------------------------
                                                     1999                       1998
                                          --------------------------- -------------------------
                                             Carrying                   Carrying
                                              Amount      Fair Value     Amount     Fair Value
                                          ------------- ------------- ------------ ------------
    ADMITTED ASSETS
    Cash and short-term investments .....  $    23,932   $    23,932   $   73,808   $   73,808
    Bonds ...............................      119,731       119,076      184,697      192,556
    Common stocks, other than affiliates           358           358          384          384
    Mortgage loans on real estate .......        9,698         9,250        9,916       10,390
    Policy loans ........................      182,975       182,975      112,982      112,982
    Separate account assets .............   11,587,982    11,587,982    6,999,290    6,999,290
    LIABILITIES
    Investment contract liabilities .....      301,403       294,342      297,349      294,105
    Separate account annuities ..........    8,271,548     8,079,141    5,096,680    5,038,296

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999
3. INVESTMENTS


     The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                                      Gross        Gross     Estimated
                                                        Carrying   Unrealized   Unrealized     Fair
                                                         Amount       Gains       Losses       Value
                                                       ---------- ------------ ------------ ----------
     DECEMBER 31, 1999 Bonds:
      United States Government and agencies ..........  $  4,755     $    4       $   66     $  4,693
      State, municipal and other government ..........     2,185         12           --        2,197
      Public utilities ...............................    13,134        129          368       12,895
      Industrial and miscellaneous ...................    52,997      1,213        1,208       53,002
      Mortgage and other asset-backed securities .....    46,660        480          851       46,289
                                                        --------     ------       ------     --------
     Total bonds .....................................  $119,731     $1,838       $2,493     $119,076
                                                        ========     ======       ======     ========
     DECEMBER 31, 1998
     Bonds: ..........................................
      United States Government and agencies ..........  $  4,749     $   83       $   --     $  4,832
      State, municipal and other government ..........     3,234        117           --        3,351
      Public utilities ...............................    18,792        818          251       19,359
      Industrial and miscellaneous ...................    96,332      6,685          577      102,440
      Mortgage and other asset-backed securities .....    61,590      1,235          251       62,574
                                                        --------     ------       ------     --------
     Total bonds .....................................  $184,697     $8,938       $1,079     $192,556
                                                        ========     ======       ======     ========

     The carrying amount and fair value of bonds at December 31, 1999 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                          Estimated
                                                             Carrying       Fair
                                                              Amount        Value
                                                            ----------   ----------
     Due in one year or less ............................    $ 10,521     $ 10,560
     Due one through five years .........................      32,248       31,993
     Due five through ten years .........................      17,342       17,104
     Due after ten years ................................      12,960       13,130
                                                             --------     --------
                                                               73,071       72,787
     Mortgage and other asset-backed securities .........      46,660       46,289
                                                             --------     --------
                                                             $119,731     $119,076
                                                             ========     ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


3. INVESTMENTS--(CONTINUED)
     A detail of net investment income is presented below:


                                                     Year ended December 31
                                              ------------------------------------
                                                 1999         1998         1997
                                              ----------   ----------   ----------
     Interest on bonds ....................    $ 12,094     $ 17,150     $ 25,723
     Dividends on equity investments from
      subsidiaries ........................      18,555       13,233       10,855
     Interest on mortgage loans ...........         746          499          478
     Rental income on real estate .........       5,794        2,839        1,371
     Interest on policy loans .............       9,303        6,241        4,656
     Other investment income ..............         414          540           26
                                               --------     --------     --------
     Gross investment income ..............      46,906       40,502       43,109
     Investment expenses ..................      (7,317)      (4,187)      (3,096)
                                               --------     --------     --------
     Net investment income ................    $ 39,589     $ 36,315     $ 40,013
                                               ========     ========     ========

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                Year ended December 31
                                       ---------------------------------------
                                           1999          1998          1997
                                       -----------   -----------   -----------
     Proceeds ......................    $114,177      $143,449      $146,963
                                        ========      ========      ========
     Gross realized gains ..........    $  1,762      $  4,641      $  3,921
     Gross realized losses .........       1,709           899           626
                                        --------      --------      --------
     Net realized gains ............    $     53      $  3,742      $  3,295
                                        ========      ========      ========

     At December 31, 1999, bonds with an aggregate carrying value of $4,152 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


3. INVESTMENTS--(CONTINUED)

     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                        Realized
                                                          -------------------------------------
                                                                 Year ended December 31
                                                          -------------------------------------
                                                             1999         1998          1997
                                                          ---------   -----------   -----------
     Debt securities ..................................    $   53      $  3,742      $  3,295
     Other invested assets ............................        18           (18)           --
                                                           ------      --------      --------
                                                               71         3,724         3,295
     Tax expense ......................................      (854)         (936)         (711)
     Transfer to interest maintenance reserve .........        67        (1,294)       (3,259)
                                                           ------      --------      --------
     Net realized gains (losses) ......................    $ (716)     $  1,494      $    747
                                                           ======      ========      ========


                                                                           Changes in Unrealized
                                                                  ----------------------------------------
                                                                           Year ended December 31
                                                                  ----------------------------------------
                                                                      1999           1998          1997
                                                                  ------------   ------------   ----------
     Debt securities ..........................................     $ (8,514)      $ (3,985)      $ (896)
     Common stocks ............................................        1,426            248           --
                                                                    --------       --------       ------
     Change in unrealized appreciation (depreciation) .........     $ (7,088)      $  (3737)      $ (896)
                                                                    ========       ========       ======

     Gross unrealized gains (losses) on common stocks were as follows:

                                          Unrealized
                                      -------------------
                                          December 31
                                      -------------------
                                         1999       1998
                                      ---------   -------
     Unrealized gains .............    $1,995      $ 579
     Unrealized losses ............       (26)       (36)
                                       ------      -----
     Net unrealized gains .........    $1,969      $ 543
                                       ======      =====

     During 1999, the Company did not issue any mortgage loans. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.


     During 1999, 1998 and 1997, no mortgage loans were foreclosed and transferred to real estate. During 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $110 and $112, respectively.


     At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999
4. REINSURANCE


     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.


                                                Year ended December 31
                                     ---------------------------------------------
                                          1999            1998            1997
                                     -------------   -------------   -------------
     Direct premiums .............    $1,748,265      $1,345,752      $1,219,271
     Reinsurance assumed .........            --             461           2,389
     Reinsurance ceded ...........       (59,011)        (75,319)         (5,141)
                                      ----------      ----------      ----------
     Net premiums earned .........    $1,689,254      $1,270,894      $1,216,519
                                      ==========      ==========      ==========

     The Company received reinsurance recoveries in the amount of $4,916, $5,260 and $2,288 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,557 and $1,003, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $3,487 and $2,849, respectively.


5.  INCOME TAXES


     For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


5.  INCOME TAXES--(CONTINUED)

     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:


                                                                                  Year ended December 31
                                                                        ------------------------------------------
                                                                            1999           1998           1997
                                                                        ------------   ------------   ------------
     Computed tax (benefit) at federal statutory rate (35%) .........    $  17,231       $ (2,019)      $ (1,156)
     Deferred acquisition costs -- tax basis ........................       11,344          9,672          9,164
     Tax reserve valuation ..........................................       (2,272)         1,513           (194)
     Excess tax depreciation ........................................         (727)          (442)          (127)
     Amortization of IMR ............................................         (613)          (260)          (552)
     Dividend received deduction ....................................      (10,784)        (6,657)        (5,326)
     Prior year over-accrual ........................................       (3,167)        (2,322)        (1,541)
     Other, net .....................................................          804            168            201
                                                                         ---------       --------       --------
     Federal income tax expense (benefit) ...........................    $  11,816       $   (347)      $    469
                                                                         =========       ========       ========

     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.


     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.


     At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.


     In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999

Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 1999 and 1998 were credited directly to unassigned surplus.


6. POLICY AND CONTRACT ATTRIBUTES


     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:


                                                                           December 31
                                                      ------------------------------------------------------
                                                                 1999                        1998
                                                      --------------------------   -------------------------
                                                                        Percent                     Percent
                                                          Amount       of Total        Amount       of Total
                                                      -------------   ----------   -------------   ---------
     Subject to discretionary withdrawal with
      market value adjustment .....................    $   12,534           0%      $   12,810          0%
     Subject to discretionary withdrawal at book
      value less surrender charge .................        73,903           1           76,289          1
     Subject to discretionary withdrawal at market
      value .......................................     8,271,441          96        5,096,680         94
     Subject to discretionary withdrawal at book
      value (minimal or no charges or
      adjustments) ................................       217,372           3          210,270          4
     Not subject to discretionary withdrawal
      provision ...................................        15,433           0           15,681          1
                                                       ----------          --       ----------         --
                                                        8,590,683         100%       5,411,730        100%
                                                                          ===                         ===
     Less reinsurance ceded .......................         1,581                        1,131
                                                       ----------                   ----------
     Total policy reserves on annuities and deposit
      fund liabilities ............................    $8,589,102                   $5,410,599
                                                       ==========                   ==========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


6. POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                   Year ended December 31
                                                        ---------------------------------------------
                                                             1999            1998            1997
                                                        -------------   -------------   -------------
     Transfers as reported in the summary of
       operations of the separate accounts statement:
     Transfers to separate accounts .................    $1,675,642      $1,240,858      $1,164,013
     Transfers from separate accounts ...............     1,056,207         774,690         646,477
                                                         ----------      ----------      ----------
     Net transfers to separate accounts .............       619,435         466,168         517,536
     Reconciling adjustments -- change in accruals
       for investment management, administration
       fees and contract guarantees, reinsurance and
       separate account surplus .....................       (78,992)          9,267           1,678
                                                         ----------      ----------      ----------
     Transfers as reported in the summary of
       operations of the life, accident and health
       annual statement .............................    $  540,443      $  475,435      $  519,214
                                                         ==========      ==========      ==========

     Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                    Gross      Loading      Net
                                                  ---------   ---------   -------
     DECEMBER 31, 1999
     Ordinary direct renewal business .........    $1,017        $232      $785
                                                   ------        ----      ----
                                                   $1,017        $232      $785
                                                   ======        ====      ====
     DECEMBER 31, 1998
     Ordinary direct renewal business .........    $1,101        $201      $900
                                                   ------        ----      ----
                                                   $1,101        $201      $900
                                                   ======        ====      ====

     In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 and $1,872 was made for the years ended December 31, 1998 and 1997, respectively, related to the change in reserve methodology.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999
7. DIVIDEND RESTRICTIONS


     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid; without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $36,700.


8. CAPITAL STRUCTURE


     During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.


9. RETIREMENT AND COMPENSATION PLANS


     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,105, $917 and $659 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.


     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1999


9. RETIREMENT AND COMPENSATION PLANS--(CONTINUED)

Pension expense related to this plan was $816, $632 and $448 for the years ended December 31, 1999, 1998 and 1997, respectively.


     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.


     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $81, $157 and $99 for the years ended December 31, 1999, 1998 and 1997, respectively.


10. RELATED PARTY TRANSACTIONS


     The Company shares certain officers, employees and general expenses with affiliated companies.


     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $16,905 $12,763 and $10,040, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1999, 1998 and 1997, the Company received $3,755, $5,125 and $4,395, respectively, for such services, which approximates their cost.


     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.06% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,997, $1,090 and $364, respectively, to affiliates.


     The Company received capital contributions of $32,092 and $20,000 from its parent in 1998 and 1997, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


10. RELATED PARTY TRANSACTIONS--(CONTINUED)

     At December 31, 1999 and 1998, the Company had short-term note payables to an affiliate of $17,100 and $44,200, respectively. Interest on these notes ranged from 5.15% to 5.9% at December 31, 1999 and 5.13% to 5.54% at December 31, 1998.


     During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 1999 and 1998, the cash surrender value of these policies was $47,518 and $45,445, respectively.


11. COMMITMENTS AND CONTINGENCIES


     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.


     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,498 and $3,489 and an offsetting premium tax benefit of $837 and $828 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(20), $(74) and $0 at December 31, 1999, 1998 and 1997, respectively.


12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME


     The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME--(CONTINUED)

                                                                                  Year ended
                                                         December 31, 1998     December 31, 1998
                                                        -------------------   ------------------
                                                           Total Capital
                                                            and Surplus         Net Income/Loss
                                                        -------------------   ------------------
   Amounts reported in Annual Statement .............        $148,038              $    528
   Adjustment to federal income tax benefit .........          (4,458)               (4,458)
                                                             --------              --------
   Amounts reported herein ..........................        $143,580              $ (3,930)
                                                             ========              ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       SUMMARY OF INVESTMENTS OTHER THAN
                        INVESTMENTS IN RELATED PARTIES
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1999



SCHEDULE I

                                                                                            AMOUNT AT WHICH
                                                                                 FAIR        SHOWN IN THE
TYPE OF INVESTMENT                                               COST (1)        VALUE       BALANCE SHEET
------------------------------------------------------------   ------------   ----------   ----------------
FIXED MATURITIES
Bonds:
 United States Government and government
   agencies and authorities ................................   $   5,827      $ 5,820          $   5,827
 States, municipalities and political subdivisions .........       7,110        7,275              7,110
 Public utilities ..........................................      13,134       12,895             13,134
 All other corporate bonds .................................      93,660       93,086             93,660
                                                               ---------      -------          ---------
Total fixed maturities .....................................     119,731      119,076            119,731
EQUITY SECURITIES Common stocks:
 Affiliated entities .......................................         243        2,156              2,156
 Industrial, miscellaneous and all other ...................         302          358                358
                                                               ---------      -------          ---------
Total equity securities ....................................         545        2,514              2,514
Mortgage loans on real estate ..............................       9,698                           9,698
Real estate ................................................      45,144                          45,144
Policy loans ...............................................     182,975                         182,975
Cash and short-term investments ............................      23,932                          23,932
                                                               ---------                       ---------
Total investments ..........................................   $ 382,025                       $ 383,994
                                                               =========                       =========

----------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                      SUPPLEMENTARY INSURANCE INFORMATION
                            (DOLLARS IN THOUSANDS)


SCHEDULE III

                                                                                             BENEFITS,
                                                                                              CLAIMS,
                                  FUTURE POLICY    POLICY AND                      NET      LOSSES AND      OTHER
                                   BENEFITS AND     CONTRACT       PREMIUM     INVESTMENT   SETTLEMENT    OPERATING
                                     EXPENSES     LIABILITIES      REVENUE       INCOME*     EXPENSES     EXPENSES*
                                 --------------- ------------- -------------- ------------ ------------ ------------
YEAR ENDED DECEMBER 31, 1999
Individual life ................    $ 291,106       $  9,152    $   583,656     $ 10,754    $ 178,237    $ 261,284
Group life .....................       11,032            100          1,073          706        1,437          599
Annuity ........................      268,864             17      1,104,525       28,129      651,520      116,006
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 571,002       $  9,269    $ 1,689,254     $ 39,589    $ 831,194    $ 377,889
                                    =========       ========    ===========     ========    =========    =========
YEAR ENDED DECEMBER 31, 1998
Individual life ................    $ 221,050       $  8,624    $   474,120     $  9,884    $ 122,542    $ 230,368
Group life .....................       10,546            100          1,933          723        1,962        2,281
Annuity ........................      265,418            509        794,841       25,708      545,532       91,505
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 497,014       $  9,233    $ 1,270,894     $ 36,315    $ 670,036    $ 324,154
                                    =========       ========    ===========     ========    =========    =========
YEAR ENDED DECEMBER 31, 1997
Individual life ................    $ 177,088       $  9,533    $   390,452     $ 13,742    $  88,738    $ 176,303
Group life .....................        9,435            805          3,918          810        3,986        3,292
Annuity ........................      296,290            591        822,149       25,461      389,726       83,179
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 482,813       $ 10,929    $ 1,216,519     $ 40,013    $ 482,450    $ 262,774
                                    =========       ========    ===========     ========    =========    =========

----------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                                  REINSURANCE
                            (DOLLARS IN THOUSANDS)


SCHEDULE IV


                                                                   ASSUMED                    PERCENTAGE
                                                    CEDED TO         FROM                     OF AMOUNT
                                       GROSS          OTHER         OTHER           NET        ASSUMED
                                      AMOUNT        COMPANIES     COMPANIES       AMOUNT        TO NET
                                  -------------- -------------- ------------- -------------- -----------
 YEAR ENDED DECEMBER 31, 1999
 Life insurance in force ........  $63,040,741    $11,297,250    $       --    $51,743,494    0.0%
                                   ===========    ===========    ==========    ===========    ===
 Premiums:
  Individual life ...............  $   604,628    $    20,972    $       --    $   583,656    0.0%
  Group life and health .........        1,383            310            --          1,073    0.0
  Annuity .......................    1,142,254         37,729            --      1,104,525    0.0
                                   -----------    -----------    ----------    -----------    ---
                                   $ 1,748,265    $    59,011    $       --    $ 1,689,254    0.0%
                                   ===========    ===========    ==========    ===========    ===
 YEAR ENDED DECEMBER 31, 1998
 Life insurance in force ........  $51,064,173    $ 9,862,460    $       --    $41,201,713    0.0%
                                   ===========    ===========    ==========    ===========    ===
 Premiums:
  Individual life ...............  $   493,633    $    19,512    $       --    $   474,121    0.0%
  Group life and health .........        1,691            220           461          1,932   23.8
  Annuity .......................      850,428         55,587            --        794,841    0.0
                                   -----------    -----------    ----------    -----------   ----
                                   $ 1,345,752    $    75,319    $      461    $ 1,270,894    .03%
                                   ===========    ===========    ==========    ===========   ====
 YEAR ENDED DECEMBER 31, 1997
 Life insurance in force ........  $40,221,361    $ 6,776,447    $2,692,822    $36,137,736    7.5%
                                   ===========    ===========    ==========    ===========   ====
 Premiums:
  Individual life ...............  $   395,361    $     4,910    $       --    $   390,452    0.0%
  Group life and health .........        1,761            231         2,389          3,918   61.0
  Annuity .......................      822,149             --            --        822,149    0.0
                                   -----------    -----------    ----------    -----------   ----
                                   $ 1,219,271    $     5,141    $    2,389    $ 1,216,519    0.2%
                                   ===========    ===========    ==========    ===========   ====